Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Investments in associates	$ 116,705	$ 7,578
Total assets	2,954,963	3,047,099
Operating Segments | Mahong polysilicon plant
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Investments in associates	0	0
Total assets	1,845,487	1,896,919
Operating Segments | Other Pv Products Segment
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Investments in associates	116,705	7,578
Total assets	1,435,642	1,486,870
Intersegment Elimination
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Investments in associates	0	0
Total assets	$ (326,166)	$ (336,690)